The Dreyfus/Laurel Funds, Inc.

 -Dreyfus Opportunistic Fixed Income Fund (“DOFIF”)

Incorporated herein by reference is a revised version of the prospectus for DOFIF filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on November 14, 2011 (SEC Accession No. 0000819940-11-000083).

EXHIBIT INDEX

Exhibit – 101.SCH       Taxonomy

Exhibit – 101.INS        Instance Document

Exhibit – 101.CAL      Calculation Linkbase

Exhibit – 101.PRE       Presentation Linkbase

Exhibit – 101.DEF       Definition Linkbase

Exhibit – 101.LAB      Label Linkbase